Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2019
Recently issued accounting pronouncements.
Recently issued accounting pronouncements

3. Recently Issued Accounting Pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

Financial Instruments‑overall: Recognition and Measurement of Financial Assets and Financial Liabilities. In January 2016, the FASB issued ASU 2016‑01, “Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years for public companies. The standard is effective for the Group beginning after December 15, 2018. The Group adopted ASU 2016-01 on January 1, 2019 and the adoption has no material impact on the Group’s consolidated financial statements.

Financial Instruments‑overall: Credit Losses. In June 2016, the FASB issued ASU 2016‑13, “Financial Instruments‑Credit Losses (Topic 326)”, which introduces new guidance for the accounting for credit losses on instruments within its scope. The new FASB model, referred to as the current expected credit losses (“CECL”) model, will apply to: (1) financial asset subject to credit losses and measured at amortized cost and (2) certain off‑balance sheet credit exposures. This includes loans, held‑to‑maturity debt securities, loan commitments, financial guarantees, and net investment in leases, as well as reinsurance and trade receivables. This replaces the existing incurred loss model. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 for public companies. Early adoption will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 for public companies. The standard is effective for the Group for fiscal years beginning after December 15, 2020. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

Leases. In February 2016, the FASB issued ASU 2016‑02, “Leases (Topic 842)”, specifies the accounting for leases. For operating leases, ASU 2016‑02 requires a lessee to recognize a right‑of‑use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight‑line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016‑02 is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. The standard is effective for the Group for fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. The Group will adopt the new lease standard beginning January 1, 2020 using the optional transition method through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients. During 2019, the Group has collected all of the lease agreements, and other contractual agreements, for possible embedded leases and performed the assessment for the initial adoption. Based on the assessment, the Group currently believes that the most significant change will be related to the recognition of right-of-use assets and lease liabilities of approximately RMB 41.87 million and RMB 42.11 million, respectively, on the Group's consolidated balance sheets for certain in-scope operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income/(loss) as a result of adopting the new standard.

Statement of Cash Flows. In August 2016, the FASB issued ASU 2016‑15, “Statement of Cash Flows—Classification of Certain Cash Receipts and Cash Payments”, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years for public companies. Early adoption is permitted. The standard is effective for the Group for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. The Group adopted ASU 2016-15 on January 1, 2019 and the adoption has no material impact on the Group’s consolidated financial statements.

Statement of Cash Flows (Topic 230). In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The guidance is effective for all entities for fiscal years beginning after December 15, 2018 and for interim periods within fiscal years beginning after December 15, 2019. The Group adopted ASU 2016-18 on January 1, 2019 and the adoption has no material impact on the Group’s consolidated financial statements.

Fair Value Measurement (Topic 820). In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements. The Group does not expect the adoption to have any material impact on the consolidated financial statements.

Business Combinations (Topic 805). In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the integrated set of assets and activities (collectively referred to as a "set") is not a business. If the criteria are not met, the guidance (1) requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) removes the evaluation of whether a market participant could replace missing elements. The guidance is effective for all entities for fiscal years beginning after December 15, 2018 and for interim periods within fiscal years beginning after December 15, 2019. The Group adopted ASU 2017-01 on January 1, 2019 and the adoption has no material impact on the Group's consolidated financial statements.

Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815). In January 2020, the FASB issued ASU 2020-01, “Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815”, which clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies. Early adoption is permitted. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021 for the Group. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

Income taxes (Topic 740). In December 2019, the FASB issued ASU 2019-12, “Income taxes (Topic 740)—Simplifying the accounting for income taxes”, which simplified the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application or and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years for public companies. Early adoption is permitted. The standard is effective for the Group beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.